Convertible Debt: Allocation of the Proceeds of Promissory Note Table (Tables)	Jun. 30, 2025
September 30, 2025
Allocation of the Proceeds of Promissory Note Table

The initial allocation of the proceeds was as follows:

Fair value of the warrants issued	$187,000
Discount on debt	(37,000)
Initial finance cost	$150,000

The balances as of September 30, 2025, are as follows

September 30, 2025
Fair value of the warrants issued	$187,000
Discount on debt	(30,833)
Initial finance cost	$156,167